Earn-Out Shares	12 Months Ended
Dec. 31, 2021
Earn Out Share [Abstract]
Earn-Out Shares
10.
Earn-Out
Shares
In accordance with the Merger Agreement, 5,000,000 shares are contingently issuable to Old eFFECTOR stockholders and option holders upon the occurrence of the Triggering Event, defined within the Merger Agreement as the date on which the common stock price equals or exceeds $20.00 over at least 20 trading days out of 30 consecutive trading day period for the two-year period
following the close date of the Business Combination. As of August 25, 2021, the stockholders and option holders were eligible to receive approximately 4,425,258 and 574,742
Earn-Out
Shares, respectively, based on the fully diluted cap table of Old eFFECTOR. The fair value of the
Earn-Out
Shares was $13.79 per share as of the closing date of the Business Combination (August 25, 2021). As of December 31, 2021, the stockholders and option holders were eligible to receive approximately 4,426,889 and 573,111
Earn-Out
Shares, respectively, based on the fully diluted capital structure of Old eFFECTOR. The fair value of the
Earn-Out
Shares is $2.74 per share as of December 31, 2021.
The estimated fair value of the
Earn-Out Shares
was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the earn-out period
using the most reliable information available. Assumptions used in the valuation were as follows:

	December 31, 2021	As of August 25, 2021 at Initial Measurement
Stock price	$8.28	$16.98
Expected volatility	65.0%	60.0%
Risk-free interest rate	0.6%	0.2%
Forecast period (in years)	1.6	2.0
Cost of equity	20.0%	20.0%
Old eFFECTOR Shareholders
The Company has determined that the contingent obligation to issue Earn-Out Shares
to existing Old eFFECTOR shareholders is not indexed to the Company’s stock under ASC
815-40
and therefore equity treatment is precluded. The Triggering Event that determines the issuance of the Earn-Out Shares
includes terms that are not solely indexed to the common stock of the Company, and as such liability classification is required. As of the consummation date of the Business Combination, the estimated fair value of the shareholder Earn-Out Shares was approximately $61.0 million and the Company will revalue the liability each reporting period with the changes in fair value being recorded to the consolidated statements of operations and comprehensive income. For the year ended December 31, 2021, there was a decrease in the earn-out liability of $48.9 million which was recorded as a gain on change in fair value within the consolidated statements of operations and comprehensive income. In accordance with the Merger Agreement, Earn-Out Shares attributable to Old eFFECTOR option holders who discontinue providing service before the occurrence of the Triggering Event are reallocated to the remaining eligible stockholders and option holders.
The
earn-out
liability is recorded on the balance sheet as a
non-current
liability since the expected date of achievement based on the valuation model is not within the next twelve months. The following table presents activity for the earn-out
liability measured at fair value using significant unobservable Level 3 inputs at the Merger close date (August 25, 2021) and December 31, 2021 (in thousands):

Earn-out Liability
Earn-out liability—August 25, 2021 (Closing Date)	$61,024
Incremental shares due to option holder forfeitures	16
Change in fair value—Closing Date through December 31, 2021	(48,910)

Earn-out liability at December 31, 2021	$12,130

Old eFFECTOR Option Holders
The contingent obligation to
issue Earn-Out Shares
to existing Old eFFECTOR option holders falls within the scope of ASC 718, Share-based Compensation, because the option holders are required to continue providing service until the occurrence of the Triggering Event. The fair value of the option holder Earn-Out Shares
at the Merger closing date (August 25, 2021) was approximately $7.9 million, which will be recorded as share-based compensation over the derived service period of 0.36 years following the consummation of the Business Combination. For the year ended December 31, 2021, there was approximately $7.6 million recorded in share-based
compensation related to the
Earn-Out
Shares, with approximately $0.3 million of unrecognized compensation expense as December 31, 2021, which is expected to be recognized over the remaining derived service period of less than 0.1 years.